Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,256	$ 9,406	$ 10,173
Interest-bearing deposits with financial institutions		55,711	54,454
Total	[2]	$ 65,967	$ 63,860

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).
[2]	Net of allowances of $4 (2024 – $3).